INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Estimated assessable profit, percentage	25.00%	25.00%	25.00%
[custom:NetTaxLossAttributableEntitiesCarriedForwardMaximumPeriod]	5 years
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	1.80%	(18.50%)	(18.00%)
Deferred Tax Assets, Net	$ 1,645,202	$ 1,306,923
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	338,278	333,993	$ 336,242
Uncertain tax positions	$ 0	0
HONG KONG
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	100.00%
CHINA
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Net	$ 1,645,202	$ 1,306,923
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Estimated assessable profit, percentage	16.50%	16.50%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Estimated assessable profit, percentage	25.00%